Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income (loss)	$ 130	$ 223
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,058,000,000	1,044,000,000
Equity-classified shared-based awards (in shares)	7,000,000	16,000,000
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,065,000,000	1,060,000,000
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in USD per share)	$ 0.12	$ 0.21
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in USD per share)	$ 0.12	$ 0.21